INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

12.     INVENTORIES

	December 31	December 31,
	2018	2019
Raw materials	8,362,697	6,825,650
Work-in-progress	8,684,506	7,847,599
Finished goods	3,280,641	4,501,633
Spare parts	879,794	842,734
Packaging materials and others	63,227	57,870
	21,270,865	20,075,486

Less: provision for impairment of inventories	(811,197)	(560,066)

	20,459,668	19,515,420

Movements in the provision for impairment of inventories are as follows:

	2018	2019
As at January 1	457,252	811,197
Provision for impairment of inventories	2,413,098	1,503,406
Disposal of subsidiary	—	(772)
Reversal arising from increase in net realizable value	(165,510)	(340,134)
Written off upon sales of inventories	(1,893,643)	(1,413,631)

As at December 31	811,197	560,066

As at December 31, 2019 and December 31, 2018, the Group had not pledged inventories for bank and other borrowings.